Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 122,669.6	$ 1,627.1	₨ 32,187.5
Less Than 12 Months Unrealized Losses	1,105.3	14.7	137.0
12 Months or Greater Fair Value	178,262.5	2,364.5	767,531.0
12 Months or Greater Unrealized Losses	1,623.2	21.5	11,866.3
Fair Value	300,932.1	3,991.6	799,718.5
Unrealized Losses	2,728.5	$ 36.2	12,003.3
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	81,158.9		17,996.3
Less Than 12 Months Unrealized Losses	960.6		88.1
12 Months or Greater Fair Value	177,416.2		763,992.6
12 Months or Greater Unrealized Losses	1,617.9		11,792.6
Fair Value	258,575.1		781,988.9
Unrealized Losses	2,578.5		11,880.7
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	24,492.8		0.0
Less Than 12 Months Unrealized Losses	69.8		0.0
12 Months or Greater Fair Value	158,735.8		568,759.0
12 Months or Greater Unrealized Losses	1,421.8		9,834.9
Fair Value	183,228.6		568,759.0
Unrealized Losses	1,491.6		9,834.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	38,039.9		17,996.3
Less Than 12 Months Unrealized Losses	481.2		88.1
12 Months or Greater Fair Value	18,680.4		165,700.5
12 Months or Greater Unrealized Losses	196.1		1,475.7
Fair Value	56,720.3		183,696.8
Unrealized Losses	677.3		1,563.8
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	18,626.2		0.0
Less Than 12 Months Unrealized Losses	409.6		0.0
12 Months or Greater Fair Value	0.0		2,117.6
12 Months or Greater Unrealized Losses	0.0		6.3
Fair Value	18,626.2		2,117.6
Unrealized Losses	409.6		6.3
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		27,415.5
12 Months or Greater Unrealized Losses	0.0		475.7
Fair Value	0.0		27,415.5
Unrealized Losses	0.0		475.7
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	0.0		0.0
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		45.7
12 Months or Greater Unrealized Losses	0.0		0.4
Fair Value	0.0		45.7
Unrealized Losses	0.0		0.4
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	41,510.7		14,191.2
Less Than 12 Months Unrealized Losses	144.7		48.9
12 Months or Greater Fair Value	846.3		3,492.7
12 Months or Greater Unrealized Losses	5.3		73.3
Fair Value	42,357.0		17,683.9
Unrealized Losses	150.0		122.2
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	₨ 0.0		₨ 0.0